Risk management and financial instruments - Narrative (Details)	12 Months Ended									12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 Not Designated as Hedging Instrument Interest Rate Swap USD ($)	Dec. 31, 2012 Not Designated as Hedging Instrument Interest Rate Swap USD ($)	Dec. 31, 2013 Not Designated as Hedging Instrument Cross Currency Interest Rate Contract USD ($)	Dec. 31, 2013 Not Designated as Hedging Instrument Forward Contracts USD ($)	Dec. 31, 2012 Not Designated as Hedging Instrument Forward Contracts USD ($)	Dec. 31, 2013 Not Designated as Hedging Instrument Minimum Forward Contracts NOK	Dec. 31, 2013 Not Designated as Hedging Instrument Maximum Forward Contracts NOK	Dec. 31, 2013 Other Current Liabilities Not Designated as Hedging Instrument Cross Currency Interest Rate Contract USD ($)	Dec. 31, 2013 Cash Flow Hedging Designated as Hedging Instrument Variable Interest Entity, Primary Beneficiary Interest Rate Swap USD ($)	Dec. 31, 2013 Loans Payable Level 2 US $500 Million Fixed Interest Bond Majority Shareholder USD ($)	Dec. 31, 2013 Loans Payable Level 2 US $85 Million Unsecured Revolving Shareholder Loan Majority Shareholder USD ($)	Dec. 31, 2013 Uninsured Risk
Derivative [Line Items]
Long-term debt, fair value											$ 500,000,000
Outstanding principal amount		1,100,000,000	1,100,000,000	253,500,000	124,000,000
Fair Value, Derivative Liability		39,900,000	69,500,000						13,100,000
Other comprehensive income, unrealized gain (loss) on interest rate swaps in VIEs										2,300,000
Derivative forward exchange rates							5.96	6.18
Fair Value, Derivative Asset					200,000	3,200,000
Revolving Credit Line Fair Value												5,000,000
Physical Damage Insurance, Deductible	5,000,000
Self insured retention period													60 days
Compensation period													210 days
Protection and indemnity insurance, coverage	250,000,000
Protection and indemnity insurance, deductible per event	$ 25,000.000